Note 16 - Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of December 31,
	2011	2012
	$	$
Cost
Technology	2,559,208	3,031,517
Customer base	171,523	171,523
Licenses	525,671	525,671
Partnership and non-compete agreements	7,413,817	7,630,150
Domain names	82,347	82,347
VAS Short Codes licensed to PT Linktone	7,062,653	7,062,653
Software	353,202	366,035
	18,168,421	18,869,896
Accumulated amortization
Technology	(2,099,345)	(2,254,091)
Customer base	(171,522)	(171,522)
Licenses	(525,671)	(525,671)
Partnership and non-compete agreements	(5,144,731)	(6,797,767)
Domain names	(82,347)	(82,347)
VAS Short Codes licensed to PT Linktone	(371,295)	(653,804)
Software	(247,602)	(269,805)
	(8,642,513)	(10,755,007)
Acquired intangible assets, net	9,525,908	8,114,889

Schedule of Weighted Average Amortization Period for Finite-Lived Intangible Assets [Table Text Block]
Technology (years)	3.6
Customer base (years)	1.8
Licenses (years)	2.0
Partnership and non-compete agreements (years)	3.0
Domain names (years)	4.0
VAS Short Codes licensed to PT Linktone (years)	25.0
Software (years)	5.3

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
$
2013	1,123,420
2014	726,595
2015	395,265
2016	395,265
2017	395,265
3,035,810